TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Trade and other receivables	$ 17,482	$ 11,445
VAT receivable	56,803	24,217
Prepayments	42,808	23,771
Trade receivables, prepayments, and other receivables	117,093	59,433
Non-current
VAT receivable	28,798	4,355
Trade receivables, prepayments and other receivables	$ 28,798	$ 4,355